Mortgage and Other Indebtedness, Schedule Principal Payments (Details) (USD $) In Thousands, unless otherwise specified				1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Unsecured Term Loans [Member]	Jan. 31, 2013 Operating Property Loan [Member] Loans	Dec. 31, 2012 Operating Property Loan [Member]	Dec. 31, 2012 Property Loan with Extension [Member]	Dec. 31, 2012 Principal Amortization [Member]
Maturities of Long-term Debt [Abstract]
Principal payments due in 2012	$ 503,171		$ 228,000		$ 202,812	$ 26,200	$ 72,359
2013	714,874
2014	559,012
2015	779,514
2016	552,682
Thereafter	1,623,600
Total	4,732,853
Unamortized premium	12,830
Mortgage and other indebtedness	$ 4,745,683	$ 4,489,355			$ 77,121
Number of operating property loans				6